Accounts Receivable, Net	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts Receivable, Net

Note D: Accounts Receivable, Net

December 31

(add 000)	2015	2014
Customer receivables	$408,551	$418,016
Other current receivables	9,310	7,062
	417,861	425,078
Less allowances	(6,940)	(4,077)
Total	$410,921	$421,001

Of the total accounts receivable, net, balances, $3,794,000 and $3,765,000 at December 31, 2015 and 2014, respectively, were due from unconsolidated affiliates.